Annual Total Returns[BarChart] - ProShares Ultra SmallCap600 - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	48.84%	(8.91%)	30.40%	93.39%	7.81%	(7.35%)	52.69%	23.28%	(21.59%)	41.23%